Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 570,000
Previously Paid Amount	0.00
Total Fee Amount	78.72
Total Offset Amount	0.00
Net Fee	78.72
Narrative - Max Aggregate Offering Price	$ 570,000
Final Prospectus	true